Schedule of Share-Based Payment Arrangement, Option, Activity (Details) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 07, 2023	Sep. 30, 2025	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Granted		0
Options Outstanding, Forfeited	(1,800,000)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding, Beginning Balance			12,283,000	10,569,000
Weighted Average Exercise Price, Beginning Balance			$ 1.04	$ 1.28
Weighted Average Exercise Life (years), Options Outstanding			1 year 1 month 6 days	3 years 1 month 6 days	2 years 10 months 24 days
Options Outstanding, Granted				2,864,000
Weighted Average Exercise Price, Granted				$ 1.12
Options Outstanding, Forfeited			(4,485,000)	(1,150,000)
Weighted Average Exercise Price, Forfeited			$ 1.20	$ 0.89
Options Outstanding, Ending Balance		7,798,000	7,798,000	12,283,000	10,569,000
Weighted Average Exercise Price, Ending Balance		$ 0.61	$ 0.61	$ 1.04	$ 1.28